Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 34,885	$ 37,468	$ 40,589
Net income/ (loss) before non-cash change in fair value of Junior Loan	(22,881)	(20,778)	(2,174)
Net income/ (loss)	(3,197)	9,762	16,137
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Revenue	49,870	38,633	30,893
Net income/ (loss) before non-cash change in fair value of Junior Loan	(12,899)	(40,921)	(25,062)
Net income/ (loss)	$ (12,169)	$ (9,086)	$ (34,059)